WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (Percentages shown based on Fund net assets)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 98.7%
Education - 10.8%
California Enterprise Development Authority,
Student Housing Revenue, M@College Project, Series A	5.000%	8/1/35	$400,000	$417,289
California State Infrastructure & Economic Development Bank Revenue, Colburn School, Refunding	1.750%	8/1/26	5,000,000	4,622,309	(a)(b)
California State MFA Revenue:
CHF-Davis II, LLC, Orchard Park Student Housing
Project, Green Bond, Series 2021, BAM	4.000%	5/15/39	500,000	478,026
CHF-Davis II, LLC, Orchard Park Student Housing
Project, Green Bond, Series 2021, BAM	4.000%	5/15/41	550,000	516,778
California State School Finance Authority Revenue:
KIPP LA Project, Series A	5.000%	7/1/35	1,200,000	1,220,772	(c)
KIPP LA Project, Series A	5.000%	7/1/37	1,180,000	1,205,254	(c)
KIPP SoCal Project, Series A	4.000%	7/1/40	800,000	730,325	(c)
California State University Revenue, Systemwide Series A, Refunding	5.000%	11/1/35	1,100,000	1,172,779
California Statewide CDA Revenue, College Housing, NCCD Hooper Street LLC	5.000%	7/1/29	800,000	801,663	(c)

Total Education				11,165,195

Health Care - 5.8%
California State MFA Revenue, Humangood Obligated Group, Series A, Refunding	4.000%	10/1/39	750,000	700,875
California State Public Finance Authority, Senior Living Revenue:
Enso Village Project, Green Bond, Series A	5.000%	11/15/36	250,000	242,234
Enso Village Project, Green Bond, Series B-3, Refunding	2.125%	11/15/27	250,000	242,685	(c)
California Statewide CDA Revenue:
Adventist Health System/West	5.000%	3/1/27	1,715,000	1,766,152	(a)(b)
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/30	1,100,000	1,228,018
Los Angeles Jewish Home for the Aging, Refunding	5.000%	11/15/33	1,000,000	1,106,754
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/30	225,000	245,629
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/31	300,000	327,725
Viamonte Senior Living 1 Project, Series A	5.000%	7/1/32	100,000	109,068

Total Health Care				5,969,140

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2023 Quarterly Report	1

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing - 4.1%
California Statewide CDA Revenue, Provident Group-Pomona Properties LLC, Series A	5.600%	1/15/36	$635,000	$626,053	(c)
California Statewide CDA, Student Housing Revenue:
CHF Irvine LLC, Refunding	5.000%	5/15/27	1,000,000	1,031,957
CHF Irvine LLC, Refunding	5.000%	5/15/28	1,220,000	1,258,355
CHF Irvine LLC, Refunding	5.000%	5/15/29	1,250,000	1,289,946

Total Housing				4,206,311

Industrial Revenue - 20.8%
California County Tobacco Securitization Agency, Tobacco Settlement Revenue:
Series A	4.000%	6/1/34	300,000	306,605
Series A	4.000%	6/1/35	235,000	238,318
Series A	4.000%	6/1/36	275,000	276,359
Series A	4.000%	6/1/37	275,000	273,399
Series A	4.000%	6/1/38	275,000	269,676
Series A	4.000%	6/1/39	750,000	729,109
California State Community Choice Financing Authority Revenue:
Clean Energy Project, Green Bonds, Climate Bond Certified, Series A	4.000%	12/1/27	1,500,000	1,483,362	(a)(b)
Clean Energy Project, Green Bonds, Series A-1	4.000%	8/1/28	1,500,000	1,480,214	(a)(b)
Clean Energy Project, Green Bonds, Series B-1	5.000%	8/1/29	1,100,000	1,143,788	(a)(b)
California State MFA Special Facility Revenue, United Airlines, Inc., Los Angeles International Airport Project	4.000%	7/15/29	2,000,000	1,975,236	(d)
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Revenue, Senior Asset-Backed Bonds, Series A-1, Refunding	5.000%	6/1/51	1,100,000	1,142,813
M-S-R Energy Authority, CA, Natural Gas Revenue, Series B	6.125%	11/1/29	4,470,000	4,751,986
Northern California Energy Authority, Commodity Supply Revenue, Series A	4.000%	7/1/24	1,000,000	998,538	(a)(b)
San Francisco, CA, City & County Airport Commission, International Airport Revenue, SFO Fuel Company LLC, Series A, Refunding	5.000%	1/1/36	600,000	633,373	(d)
Southern California Public Power Authority, Natural Gas Project Revenue:
Project Number 1, Series A	5.250%	11/1/24	2,435,000	2,462,900
Project Number 1, Series A	5.250%	11/1/26	2,000,000	2,061,688

See Notes to Schedule of Investments.

2	Western Asset Intermediate Maturity California Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Industrial Revenue - continued
Tobacco Securitization Authority of Southern California Revenue, Asset Backed Refunding, San Diego County Tobacco Asset Securitization Corporation, Class 2, Series B	5.000%	6/1/48	$1,210,000	$1,230,396

Total Industrial Revenue				21,457,760

Leasing - 9.2%
San Bernardino, CA, USD Revenue, COP, 2019 School Financing Project, AGM	5.000%	10/1/38	250,000	265,842
San Diego, CA, Public Facilities Financing Authority, Lease Revenue:
Capital Improvement Projects, Series A	5.000%	10/15/34	1,000,000	1,035,139
Capital Improvement Projects, Series A	5.000%	10/15/35	1,040,000	1,074,982
Capital Improvement Projects, Series A, Refunding	5.000%	10/15/40	1,525,000	1,663,309
San Mateo County, CA, Joint Powers Financing Authority, Lease Revenue, Capital Project, Series A	5.000%	7/15/38	1,000,000	1,063,011
San Mateo, CA, Foster City PFA Revenue:
Street and Flood Control Project, Series A	5.000%	5/1/36	250,000	270,798
Street and Flood Control Project, Series A	5.000%	5/1/37	250,000	269,076
Street and Flood Control Project, Series A	4.000%	5/1/38	360,000	360,352
Street and Flood Control Project, Series A	4.000%	5/1/39	300,000	299,807
Street and Flood Control Project, Series A	4.000%	5/1/40	400,000	398,925
Sanger, CA, USD Revenue, COP, Capital Projects, Refunding, AGM	5.000%	6/1/45	1,620,000	1,687,270
Tahoe-Truckee, CA, USD, COP:
School Financing Project, BAM	4.000%	6/1/36	505,000	508,358
School Financing Project, BAM	4.000%	6/1/37	610,000	610,559

Total Leasing				9,507,428

Other - 2.2%
California State MFA Revenue:
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/33	1,250,000	1,293,502	(d)
Senior Lien, LINXS APM Project, Series A	5.000%	12/31/34	1,000,000	1,031,395	(d)

Total Other				2,324,897

Power - 2.7%
Anaheim, CA, Housing & Public Improvements Authority Revenue, Series A	5.000%	10/1/45	1,190,000	1,213,454
Los Angeles, CA, Department of Water & Power, Power System Revenue, Series C	5.000%	7/1/36	1,000,000	1,068,196

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2023 Quarterly Report	3

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Power - continued
Puerto Rico Electric Power Authority Revenue:
Series A	5.000%	7/1/29	$750,000	$206,250	*(e)
Series A	5.050%	7/1/42	70,000	19,250	*(e)
Series DDD, Refunding	—	7/1/21	275,000	74,937	*(f)
Series TT	5.000%	7/1/37	450,000	123,750	*(e)
Series XX	5.250%	7/1/40	190,000	52,250	*(e)

Total Power				2,758,087

Special Tax Obligation - 5.2%
Irvine, CA, Improvement Bond Act 1915, Ltd. Obligation Reassessment District No 12-1, Refunding	5.000%	9/2/24	600,000	604,376
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue:
CAB, Restructured, Series A-1	0.000%	7/1/27	450,000	385,194
Restructured, Series A-1	4.550%	7/1/40	50,000	48,751
Restructured, Series A-2	4.329%	7/1/40	80,000	75,968
Restructured, Series A-2A	4.550%	7/1/40	2,000,000	1,950,050
Rancho Cucamonga, CA, RDA, Successor Agency Tax Allocation, Rancho Redevelopment Project Area, Refunding, AGM	5.000%	9/1/27	1,700,000	1,727,986
River Islands, CA, Public Financing Authority, Special Tax Revenue:
Community Facilities District No 2003-1	5.500%	9/1/37	250,000	246,717
Community Facilities District No 2003-1, Series A-1, Refunding, AGM	5.000%	9/1/42	300,000	325,120

Total Special Tax Obligation				5,364,162

State General Obligation - 1.7%
California State, GO, Various Purpose, Refunding	4.000%	3/1/37	1,000,000	1,024,832
Puerto Rico Commonwealth, GO:
CAB, Restructured, Series A-1	0.000%	7/1/24	1,525	1,470
CAB, Restructured, Series A-1	0.000%	7/1/33	12,094	7,369
Restructured, Series A-1	5.375%	7/1/25	10,466	10,665
Restructured, Series A-1	5.625%	7/1/27	10,372	10,818
Restructured, Series A-1	5.625%	7/1/29	10,203	10,795
Restructured, Series A-1	5.750%	7/1/31	9,910	10,719
Restructured, Series A-1	4.000%	7/1/33	9,398	8,800
Restructured, Series A-1	4.000%	7/1/35	163,447	150,217
Restructured, Series A-1	4.000%	7/1/37	435,000	391,371
Restructured, Series A-1	4.000%	7/1/41	74,857	64,733

See Notes to Schedule of Investments.

4	Western Asset Intermediate Maturity California Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
State General Obligation - continued
Restructured, Series A-1	4.000%	7/1/46	$10,251	$8,534
Subseries CW	0.000%	11/1/43	44,382	22,912	(b)

Total State General Obligation				1,723,235

Transportation - 23.4%
Alameda, CA, Corridor Transportation Authority Revenue, Second Subordinated Lien, Series B, Refunding	5.000%	10/1/34	2,700,000	2,764,283
Bay Area Toll Authority, CA, Toll Bridge Revenue, San Francisco Bay Area, Series B-1 (SIFMA Municipal Swap Index Yield + 1.100%)	5.160%	4/1/24	1,000,000	1,000,444	(a)(b)
Foothill-Eastern Transportation Corridor Agency, CA, Toll Road Revenue, Senior Lien, Series A, Refunding	4.000%	1/15/46	500,000	469,463
Long Beach, CA, Marina System Revenue:
Alamitos Bay Marina Project	5.000%	5/15/28	850,000	862,037
Alamitos Bay Marina Project	5.000%	5/15/31	445,000	451,560
Los Angeles, CA, Department of Airports Revenue:
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/26	4,610,000	4,773,447	(d)
Los Angeles International Airport, Subordinated, Series F	5.000%	5/15/27	1,500,000	1,578,034	(d)
Los Angeles, CA, Harbor Department Revenue, Series A, Refunding	5.000%	8/1/25	1,500,000	1,540,094	(d)
Port of Oakland, CA, Intermediate Lien Revenue:
Series D, Refunding	5.000%	11/1/27	1,000,000	1,049,535	(d)
Series H, Refunding	5.000%	5/1/29	750,000	801,051	(d)
Puerto Rico Commonwealth Highway & Transportation Authority Revenue:
CAB, Restructured, Series B	0.000%	7/1/32	55,000	35,406
Restructured, Series A	5.000%	7/1/62	50,000	49,312
San Francisco, CA, City & County Airport Commission, International Airport Revenue:
Series A, Refunding	5.000%	5/1/36	2,100,000	2,254,223	(d)
Series E	5.000%	5/1/35	3,600,000	3,829,409	(d)
San Jose, CA, International Airport SJC Revenue, Series A, Refunding	5.000%	3/1/33	250,000	271,510	(d)

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2023 Quarterly Report	5

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d) (Percentages shown based on Fund net assets)	August 31, 2023

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation - continued
Stockton, CA, PFA Parking Revenue:
Refunding	5.000%	3/1/34	$885,000	$910,112
Refunding	5.000%	3/1/35	500,000	512,102
Refunding	5.000%	3/1/36	975,000	990,244

Total Transportation				24,142,266

Water & Sewer - 12.8%
California State PCFA Water Furnishing Revenue:
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/29	1,000,000	1,037,499	(c)
San Diego County Water Authority Desalination Project, Refunding	5.000%	7/1/39	1,000,000	1,014,856	(c)
Fillmore, CA, Wastewater Revenue:
Series 2017, Refunding, AGM	5.000%	5/1/36	1,730,000	1,832,393
Series 2017, Refunding, AGM	5.000%	5/1/37	1,040,000	1,093,014
Puerto Rico Commonwealth Aqueduct & Sewer Authority Revenue, Senior Lien, Series A, Refunding	5.000%	7/1/47	500,000	480,454	(c)
San Francisco, CA, City & County Public Utilities Commission Revenue, Green Bonds, Sub-Series C, Refunding	4.000%	11/1/40	1,500,000	1,515,407
Stockton, CA, PFA Revenue:
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/26	1,375,000	1,395,134
1998 Wastewater Project and 2003 Wastewater Project, Refunding, BAM	5.000%	9/1/28	1,500,000	1,519,919
Green Bond, Series A, Refunding, BAM	5.000%	10/1/32	1,000,000	1,092,742
Green Bond, Series A, Refunding, BAM	5.000%	10/1/33	2,000,000	2,184,483

Total Water & Sewer				13,165,901

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $106,178,387)				101,784,382

SHORT-TERM INVESTMENTS - 0.3%
MUNICIPAL BONDS - 0.3%
Education - 0.1%
Regents of the University of California General Revenue, Series AL-1	2.920%	5/15/48	100,000	100,000	(g)(h)

Water & Sewer - 0.2%
Metropolitan Water District of Southern California, Water Revenue, Series C-1, Refunding, SPA - TD Bank N.A.	5.330%	7/1/37	200,000	200,000	(g)(h)

TOTAL SHORT-TERM INVESTMENTS (Cost - $300,000)				300,000

TOTAL INVESTMENTS - 99.0% (Cost - $106,478,387)				102,084,382
Other Assets in Excess of Liabilities - 1.0%				1,065,855

TOTAL NET ASSETS - 100.0%				$103,150,237

See Notes to Schedule of Investments.

6	Western Asset Intermediate Maturity California Municipals Fund 2023 Quarterly Report

WESTERN ASSET INTERMEDIATE MATURITY CALIFORNIA MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	August 31, 2023

*	Non-income producing security.

(a)	Maturity date shown represents the mandatory tender date.

(b)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	The coupon payment on this security is currently in default as of August 31, 2023.

(f)	The maturity principal is currently in default as of August 31, 2023.

(g)

Variable rate demand obligations (“VRDOs”) have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. The interest rate generally resets on a daily or weekly basis and is determined on the specific interest rate reset date by the remarketing agent, pursuant to a formula specified in official documents for the VRDO, or set at the highest rate allowable as specified in official documents for the VRDO. VRDOs are benchmarked to the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index. The SIFMA Municipal Swap Index is compiled from weekly interest rate resets of tax-exempt VRDOs reported to the Municipal Securities Rulemaking Board’s Short-term Obligation Rate Transparency System.

(h)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

Abbreviation(s) used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAM	— Build America Mutual - Insured Bonds
CAB	— Capital Appreciation Bonds
CDA	— Communities Development Authority
COP	— Certificates of Participation
GO	— General Obligation
MFA	— Municipal Finance Authority
PCFA	— Pollution Control Financing Authority
PFA	— Public Facilities Authority
RDA	— Redevelopment Agency
SIFMA	— Securities Industry and Financial Markets Association
SPA	— Standby Bond Purchase Agreement - Insured Bonds
USD	— Unified School District

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Western Asset Intermediate Maturity California Municipals Fund 2023 Quarterly Report	7

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Intermediate Maturity California Municipals Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.

(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

8

Notes to Schedule of Investments (unaudited) (continued)

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

9

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal Bonds†	—	$101,784,382	—	$101,784,382
Short-Term Investments†	—	300,000	—	300,000

Total Investments	—	$102,084,382	—	$102,084,382

†	See Schedule of Investments for additional detailed categorizations.

10